Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Risk and Uncertainty [Line Items]
Detail of concentration of investments
The following table shows details on investments that represent a concentration of greater than 10% of the Plan’s investments in either years:

	December 31, 2025		December 31, 2024
Investments	Balance	% of Investments	Balance	% of Investments
Fidelity Blue Chip Commingled Pool D	$325,296,488	13%	N/A	N/A
Vanguard Institutional 500 Index Trust Unit D	$280,998,308	12%	N/A	N/A
American Funds Growth Fund of America	N/A	N/A	$282,929,274	13%
Vanguard Institutional 500 Index Trust	N/A	N/A	$246,525,813	12%